Form N-1A Cover	Jul. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	MassMutual Advantage Funds
Entity Central Index Key	0001859808
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 01, 2024
Prospectus Date	Feb. 01, 2024
Supplement to Prospectus [Text Block]
MASSMUTUAL FUNDS
MassMutual Emerging Markets Debt Blended Total Return Fund
(the “Fund”)
Supplement dated July 1, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.